EXPLORATION AND EVALUATION AND GENERAL AND ADMINISTRATIVE EXPENSES (Details) - E & E - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Engineering	$ 2,140	$ 1,390
Environmental	974	2,187
Property fees	1,252	1,194
Site activities	937	1,565
Socio-economic	2,386	2,242
Transportation	(71)	620
Other activities and travel	111	71
Total	$ 7,729	$ 9,269